Liquidity (Details) - USD ($)	1 Months Ended
	Sep. 30, 2017	Jun. 30, 2020	Dec. 31, 2019
Liquidity
Net proceeds from equity financing	$ 5,600,000
Cash on hand		$ 15,418,825	$ 12,440,457
Short-term bank loans		6,619,370	6,861,208
Bank acceptance notes payable		$ 1,417,830	$ 205,520